Summary of principal accounting policies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2017	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Goodwill and intangible asset impairment		$ 3,009,732
Finite lived intangible assets, net
Income tax examination, likelihood of unfavorable settlement	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	10 years